SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ALTERNATIVE FUNDS
Wells Fargo Alternative Strategies Fund
 (the "Fund")

Effective immediately, the following changes are made:

I. The language on the front cover of the Prospectus is replaced with the following:

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") and the Commodity Futures Trading  Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

II. The table in the section entitled "Fund Management" is replaced with the following:

Manager	Sub-Advisers	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	The Rock Creek Group, LP (Allocates assets across strategies and Sub-Advisers)	Sudhir Krishnamurthi, Portfolio Manager / 2014 Kenneth LaPlace, Portfolio Manager / 2014 Ronald van der Wouden, Portfolio Manager / 2014
	Chilton Investment Company, LLC (Employs an Equity Hedged Strategy)	Richard L. Chilton, Jr., Portfolio Manager / 2014
	Ellington Global Asset Management, LLC (Employs both a Relative Value and an Event Driven Strategy)	Robert Kinderman, Portfolio Manager / 2016
	Mellon Capital Management Corporation (Employs a Global Macro Strategy)	Vassilis Dagioglu, Portfolio Manager / 2014 James Stavena, Portfolio Manager / 2016 Torrey Zaches, Portfolio Manager / 2016
	Passport Capital, LLC (Employs an Equity Hedged Strategy)	John Burbank, Portfolio Manager / 2014
	Pine River Capital Management L.P. (Employs a Relative Value Strategy)	Joseph Bishop, Portfolio Manager / 2016
	Sirios Capital Management, L.P. (Employs an Equity Hedged Strategy)	John F. Brennan, Jr., Portfolio Manager / 2014
	Wellington Management Company LLP (Employs an Equity Hedged Strategy)	Kent M. Stahl, CFA, Portfolio Manager / 2014 Gregg R. Thomas, CFA, Portfolio Manager / 2014

III. In the SAI, under chapter "Non-Fundamental Investment Policy" the sub-section titled "Further Explanation of Investment Policies" the following paragraph is added:

The Fund is a commodity pool under the Commodity Exchange Act of 1936, as amended ("CEA"). The Fund's manager is registered as a commodity pool operator ("CPO) under the CEA with respect to the Fund. As a result, additional Commodity Futures Trading Commission ("CFTC") disclosure, reporting and recording keeping obligations apply to the Fund. The Fund's CPO registration relates to the activities of the Fund's wholly owned Cayman subsidiary whose purpose is to make direct investments in various derivatives, including commodity-linked derivatives.

July 10, 2017	ALIT067/P704SP